Note 37 - Operating Segments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total revenue	$ 142,082	$ 121,329	$ 100,002
Fidelity Printers [member]
Statement Line Items [Line Items]
Total revenue	$ 142,082	$ 121,329	$ 100,002